Fee and commission income	6 Months Ended
Sep. 30, 2017
Fee and commission income

18. Fee and commission income

Details of Fee and commission income for the six months ended September 30, 2016 and 2017 are as follows:

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Securities-related business	75,145	85,897
Deposits and lending business	85,340	65,081
Remittance business	53,858	54,166
Asset management business	29,548	50,322
Trust fees	23,134	25,966
Fees for other customer services	125,437	119,799

Total	392,462	401,231

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Asset management business fees consist of investment trust management fees and investment advisory fees. Trust fees are earned primarily by fiduciary asset management and administration services for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.